Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024